Net Loss Per Share - Schedule of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Numerator
Net loss	$ (10,466)	$ (16,151)	$ (27,364)	$ (40,668)	$ (67,195)	$ (65,572)
Net loss attributable to common stockholders-basic and diluted					$ (67,195)	$ (65,572)
Denominator
Weighted-average common shares outstanding used in computing basic and diluted net loss per share	9,561,826		6,207,945		241,055	0
Net loss per share, basic and diluted	$ (1.09)		$ (4.41)		$ (278.75)	$ 0.00